Net-of-Tax Summary of Changes in AOCI by Component (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation, Beginning Balance			$ (72)
Foreign currency translation, Other comprehensive income before reclassifications		$ (387)	72
Foreign currency translation, Amounts reclassified from AOCI	[1]	0	0
Foreign currency translation, Net other comprehensive income (loss)		(387)	72	$ 43
Foreign currency translation, Ending Balance		(387)		(72)
Pension and other employee benefits, Beginning Balance		(51)	(44)
Pension and other employee benefits, Other comprehensive income before reclassifications		(4)	(11)
Pension and other employee benefits, Amounts reclassified from AOCI	[1],[2]	3	4
Pension and other employee benefits, Net other comprehensive income (loss)		(1)	(7)	(27)
Pension and other employee benefits, Ending Balance		(52)	(51)	(44)
Available-for-sale securities and other, Beginning Balance		(13)	2
Available-for-sale securities and other, Other comprehensive income before reclassifications		(21)	(19)
Available-for-sale securities and other, Amounts reclassified from AOCI	[1],[2]	40	4
Available-for-sale securities and other, Net other comprehensive income (loss)		19	(15)	(4)
Available-for-sale securities and other, Ending Balance		6	(13)	2
Total, Beginning Balance		(64)	(114)
Total, Other comprehensive income before reclassifications		(412)	42
Total, Amounts reclassified from AOCI	[1],[2]	43	8
Total other comprehensive (loss) income, net of tax		(369)	50	12
Total, Ending Balance		$ (433)	$ (64)	$ (114)

[1]	See table below for details about the reclassifications for the years ended December 31, 2014 and 2013.
[2]	Amounts in parentheses indicate reductions to net income.